Lease Liabilities (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Lease Liabilities [Line Items]
Operating lease income	¥ 1.6	¥ 1.6
Minimum [Member]
Lease Liabilities [Line Items]
Lease period	1 year
Maximum [Member]
Lease Liabilities [Line Items]
Lease period	3 years
Corresponding Equipment [Member]
Lease Liabilities [Line Items]
Depreciation charges	¥ 1.3	¥ 1.4